Defined Benefit Plans - Summary of Estimated Approximate Effects on Defined Benefit Obligation (Detail) - United States [member] - EUR (€)	Dec. 31, 2017	Dec. 31, 2016
Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (76)	€ (77)
Decrease in actuarial assumptions	83	84
Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(402)	(440)
Decrease in actuarial assumptions	498	546
Finance actuarial assumption on salary increase rate by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	38	42
Decrease in actuarial assumptions	(33)	(37)
Financial actuarial assumptions of health care trend rates by 100 bps variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	15	16
Decrease in actuarial assumptions	€ (13)	€ (14)